Label	Element	Value
Aberdeen Global Unconstrained Fixed Income Fund (formerly, Aberdeen Global Fixed Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ABERDEEN FUNDS

(the “Trust”)

Aberdeen Global Unconstrained Fixed Income Fund

(the “Fund”)

Supplement dated November 5, 2019 to the Fund’s Summary Prospectus and Prospectus, each dated February 28, 2019, as supplemented to date

In connection with the change in the Fund’s name, investment objective and principal investment strategies, including its 80% policy, which were described in a supplement dated August 28, 2019 to the Fund’s Summary Prospectus and Prospectus (the “Fund Changes”) and which are anticipated to take effect on or about November 15, 2019 (the “Effective Date”), the Fund’s Board has approved additional changes to the Fund’s investment objective.

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Global Unconstrained Fixed Income Fund (formerly, Aberdeen Global Fixed Income Fund)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

On the Effective Date, the following will replace the Fund’s investment objective in the Summary Prospectus and Prospectus:

“The Aberdeen Global Absolute Return Strategies Fund (formerly, Aberdeen Global Unconstrained Fixed Income Fund) (the “GARSTM Fund” or the “Fund”) seeks to generate a positive absolute return over the medium to long term (3-5 years or more) irrespective of market conditions, while seeking to reduce the risk of loss.”

Shareholders will receive an amended and restated Summary Prospectus for the Fund incorporating the Fund Changes and this revision to the Fund’s principal investment objective following the Effective Date.

Please retain this Supplement for future reference.